Statement of Additional Information Supplement dated July 12, 2019

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Core Plus Bond Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

Rashique Rahman and Robert Waldner will no longer serve as Portfolio Managers to Invesco Core Plus Bond Fund. Therefore, all references to Mr. Rahman and Mr. Waldner in the Statement of Additional Information are hereby removed as of the date set forth above.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, Y, R5 and R6 shares of the Fund listed below:

Invesco Small Cap Discovery Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Small Cap Discovery Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of August 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Small Cap Discovery Fund
Juan Hartsfield[1]	None
Clay Manley[1]	None
Justin Sander	$1 - $10,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Small Cap Discovery Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of August 31, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Small Cap Discovery Fund
Juan Hartsfield[1]	6	$6,800.0	2	$2,493.5	1	$313.8
Clay Manley[1]	4	$5,660.4	None	None	1	$313.8
Justin Sander	1	$348.9	None	None	None	None”

1	The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Capital Appreciation Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGER – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of May 31, 2019:

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Capital Appreciation Fund
Ido Cohen[1]	None
Erik Voss[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGER – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of May 31, 2019:

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Oppenheimer Capital Appreciation Fund
Ido Cohen[1]	3	$13,043.0	1	$1,641.4	None	None
Erik Voss[1]	6	$14,163.0	None	None	None	None”

1	The portfolio manager began serving on the Fund effective June 21, 2019. Additionally, the portfolio manager held no assets in the Fund as of May 31, 2019.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Oppenheimer Rochester® Short Duration High Yield Municipal Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of September 30, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Rochester® Short Duration High Yield Municipal Fund
Scott S. Cottier	$50,001 - $100,000
Mark Paris[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Oppenheimer Rochester® Short Duration High Yield Municipal Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of September 30, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Oppenheimer Rochester® Short Duration High Yield Municipal Fund
Scott S. Cottier	2	$6,440	None	None	2		$1,030
Mark Paris[1]	19	$26,860.9	None	None	15	[2]	$23.9	[2]”

1

The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019, and the portfolio manager held no assets in the Fund as of this same date.

2

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Short Term Municipal Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGER – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of May 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Short Term Municipal Fund
Charles S. Pulire	$100,001 - $500,000
Mark Paris[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGER – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of May 31, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Oppenheimer Short Term Municipal Fund
Charles S. Pulire	1	$638.26	None	None	2		$955.06
Mark Paris[1]	19	$26,860.9	None	None	15	[2]	$23.9	[2]”

1

The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019, and the portfolio manager held no assets in the Fund as of this same date.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Equity Income Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGER – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of May 31, 2019:

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Equity Income Fund
Robert Botard[1]	None
Kristina Bradshaw[1]	None
Chris McMeans[1]	None
Meggan Walsh[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGER – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of May 31, 2019:

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Oppenheimer Equity Income Fund
Robert Botard[1]	4	$20,775.6	1	$173.9	1,322	[2]	$249.0	[2]
Kristina Bradshaw[1]	4	$20,775.6	1	$173.9	1,322	[2]	$249.0	[2]

1	The portfolio manager began serving on the Fund effective June 21, 2019. Additionally, the portfolio manager held no assets in the Fund as of May 31, 2019.
2

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Chris McMeans[1]	4	$20,775.6	1	$173.9	1,322	[2]	$249.0	[2]
Meggan Walsh[1]	4	$20,775.6	2	$280.7	1,322	[2]	$249.0	[2]”